Restatement of Financial Statements (Details) - Schedule of stockholders' equity (Parenthetical) - GOOD WORKS ACQUISITION CORP [Member] - shares		6 Months Ended
	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Public Offering
Sale of stock	15,000,000
Private Units
Sale of stock	228,000
Over-Allotment
Sale of stock		2,250,000	2,250,000
Common Stock [Member] | Public Offering | October 22, 2020
Sale of stock			15,000,000
Common Stock [Member] | Sponsor 2, LLC
Sale of stock			562,500
Common Stock [Member] | Private Units | October 22, 2020
Sale of stock			228,000
Common Stock [Member] | Over-Allotment | October 26, 2020
Sale of stock			1,500,000
Common Stock [Member] | Over-Allotment | November 17, 2020
Sale of stock			500,000
Common Stock [Member] | Initial stockholders
Number of shares subject to forfeiture			62,500